DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Revenues			¥ 846,363,633
Cost of revenues			(349,818,710)
Gross Profit			496,544,923
Operating expenses
General and administrative			(148,134,266)
Total operating expenses			(148,134,266)
Income from operations			348,410,657
Interest expenses, net			(182,980,613)
Exchange loss			(25,451,581)
Change in fair value of forward contracts			(8,889,553)
Other income, net			594,651
Subsidy income			132,010
Equity income in affiliated companies			13,726,179
Income from discontinued operations before income taxes	¥ 0	$ 0	145,541,750
Income tax expense, net	0	$ 0	(1,445,713)
Income from discontinued operations, net of tax	¥ 0		¥ 144,096,037